RISK MANAGEMENT (Details 1) - CLP ($) $ in Millions		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Commercial Loans [Member]
Disclosure of credit risk exposure [line items]
Maximum net exposure		$ 13,716,546	$ 14,634,471	$ 4,566,466
Consumer Loans [Member]
Disclosure of credit risk exposure [line items]
Maximum net exposure		2,513,306	2,480,964	700,757
Credit Risk [Member]
Disclosure of credit risk exposure [line items]
Maximum gross exposure		20,382,605	21,003,952	6,801,071
Maximum net exposure		24,405,987	20,444,648	6,705,492
Credit Risk [Member] | Commercial Loans [Member]
Disclosure of credit risk exposure [line items]
Maximum gross exposure	[1]	13,716,546	14,634,471	4,566,466
Maximum net exposure	[1]	$ 13,269,632	$ 14,215,543	$ 4,504,471
% Maximum net exposure	[1]	100.00%	100.00%	100.00%
Credit Risk [Member] | Commercial Loans [Member] | Manufacturing [Member]
Disclosure of credit risk exposure [line items]
Maximum gross exposure		$ 1,040,491	$ 1,221,396	$ 444,647
Maximum net exposure		$ 960,774	$ 1,175,746	$ 432,418
% Maximum net exposure		7.24%	8.27%	9.74%
Credit Risk [Member] | Commercial Loans [Member] | Mining [Member]
Disclosure of credit risk exposure [line items]
Maximum gross exposure		$ 644,061	$ 703,440	$ 203,501
Maximum net exposure		$ 419,582	$ 660,238	$ 202,984
% Maximum net exposure		3.16%	4.64%	4.46%
Credit Risk [Member] | Commercial Loans [Member] | Electricity, Gas and Water [Member]
Disclosure of credit risk exposure [line items]
Maximum gross exposure		$ 936,483	$ 1,135,329	$ 323,299
Maximum net exposure		$ 466,008	$ 1,101,118	$ 323,961
% Maximum net exposure		3.51%	7.75%	7.08%
Credit Risk [Member] | Commercial Loans [Member] | Manufacturing Sector [Member]
Disclosure of credit risk exposure [line items]
Maximum gross exposure		$ 415,930	$ 427,745	$ 118,839
Maximum net exposure		$ 289,826	$ 415,040	$ 114,863
% Maximum net exposure		2.18%	2.92%	2.60%
Credit Risk [Member] | Commercial Loans [Member] | Manufacturing Sector [Member]
Disclosure of credit risk exposure [line items]
Maximum gross exposure		$ 38,807	$ 35,347	$ 25,146
Maximum net exposure		$ 32,165	$ 34,621	$ 25,036
% Maximum net exposure		0.24%	0.24%	0.55%
Credit Risk [Member] | Commercial Loans [Member] | Fishing [Member]
Disclosure of credit risk exposure [line items]
Maximum gross exposure		$ 13,912	$ 58,770	$ 30,433
Maximum net exposure		$ 8,688	$ 50,014	$ 20,798
% Maximum net exposure		0.07%	0.35%	0.67%
Credit Risk [Member] | Commercial Loans [Member] | Transport [Member]
Disclosure of credit risk exposure [line items]
Maximum gross exposure		$ 668,477	$ 694,353	$ 310,530
Maximum net exposure		$ 450,949	$ 670,160	$ 307,912
% Maximum net exposure		3.40%	4.71%	6.80%
Credit Risk [Member] | Commercial Loans [Member] | Communications [Member]
Disclosure of credit risk exposure [line items]
Maximum gross exposure		$ 94,439	$ 80,160	$ 13,954
Maximum net exposure		$ 28,201	$ 77,433	$ 13,710
% Maximum net exposure		0.21%	0.54%	0.31%
Credit Risk [Member] | Commercial Loans [Member] | Construction [Member]
Disclosure of credit risk exposure [line items]
Maximum gross exposure		$ 1,638,120	$ 1,624,794	$ 296,322
Maximum net exposure		$ 1,357,343	$ 1,596,341	$ 292,737
% Maximum net exposure		10.23%	11.23%	6.49%
Credit Risk [Member] | Commercial Loans [Member] | Commerce [Member]
Disclosure of credit risk exposure [line items]
Maximum gross exposure		$ 1,712,850	$ 1,714,589	$ 480,645
Maximum net exposure		$ 998,567	$ 1,629,316	$ 469,286
% Maximum net exposure		7.54%	11.46%	10.53%
Credit Risk [Member] | Commercial Loans [Member] | Services [Member]
Disclosure of credit risk exposure [line items]
Maximum gross exposure		$ 3,780,733	$ 4,287,373	$ 1,522,177
Maximum net exposure		$ 2,578,863	$ 4,183,200	$ 1,515,440
% Maximum net exposure		19.43%	29.42%	33.33%
Credit Risk [Member] | Commercial Loans [Member] | Others [Member]
Disclosure of credit risk exposure [line items]
Maximum gross exposure		$ 2,732,243	$ 2,651,175	$ 796,973
Maximum net exposure		$ 5,678,666	$ 2,622,316	$ 785,326
% Maximum net exposure		42.79%	18.47%	17.44%
Credit Risk [Member] | Consumer Loans [Member]
Disclosure of credit risk exposure [line items]
Maximum gross exposure	[1]	$ 2,513,306	$ 2,480,964	$ 700,757
Maximum net exposure	[1]	2,376,712	2,364,060	673,424
Credit Risk [Member] | Mortgage Loans [Member]
Disclosure of credit risk exposure [line items]
Maximum gross exposure	[1]	4,152,753	3,888,517	1,533,848
Maximum net exposure	[1]	$ 4,117,734	$ 3,865,045	$ 1,527,597

[1]	Net of allowances